Financial Instruments by Category - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2018	Oct. 10, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets - Amortized cost
Cash and cash equivalents		R$ 311,156	R$ 43,287	R$ 102,231		R$ 160,967
Trade receivables		492,234	388,847
Other receivables		124	1,735
Related parties - other receivables		2,070	38,141
Liabilities - Amortized cost
Bonds and financing		793,341	1,640,947	1,658,467
Lease Liabilities		173,103	153,714
Reverse factoring	[1]	110,513	94,930
Suppliers - related parties			207,174
Accounts Payable for business combination		48,055	10,941	10,708
Other liabilities - related parties		135,307	49,244
Loans from related parties		20,884	29,192
Vasta Platform (Successor)
Assets - Amortized cost
Cash and cash equivalents			43,287	102,231		R$ 160,967
Trade receivables			388,847	319,758
Other receivables			1,735	9,325
Related parties - other receivables			38,141
Liabilities - Amortized cost
Bonds and financing			1,640,947	1,658,467	R$ 1,633,300
Lease Liabilities			153,714
Reverse factoring			94,930	113,002
Suppliers - related parties			207,174	230,816
Accounts Payable for business combination			10,941	10,708			R$ 10,589
Other liabilities - related parties			49,244
Loans from related parties			29,192
Liabilities - Amortized cost [member]
Liabilities - Amortized cost
Liabilities - Amortized cost		1,281,203	2,184,501
Liabilities - Amortized cost [member] | Vasta Platform (Successor)
Liabilities - Amortized cost
Liabilities - Amortized cost			2,186,142	2,012,993
Liabilities - Amortized cost [member] | Fair Value Hierarchy 2 [member]
Liabilities - Amortized cost
Bonds and financing		793,341	1,640,947
Lease Liabilities		173,103	153,714
Reverse factoring		110,513	94,930
Suppliers - related parties			207,174
Accounts Payable for business combination		48,055	10,941
Other liabilities - related parties		135,307	47,603
Loans from related parties		20,884	29,192
Liabilities - Amortized cost [member] | Fair Value Hierarchy 2 [member] | Vasta Platform (Successor)
Liabilities - Amortized cost
Bonds and financing			1,640,947	1,638,556
Lease Liabilities			153,714	19,911
Reverse factoring			94,930	113,002
Suppliers - related parties			207,174	230,816
Accounts Payable for business combination			10,941	10,708
Other liabilities - related parties			49,244
Loans from related parties			29,192
Assets - Amortized cost [member]
Assets - Amortized cost
Assets - Amortized cost		1,296,686	473,815
Assets - Amortized cost [member] | Vasta Platform (Successor)
Assets - Amortized cost
Assets - Amortized cost			472,010	431,315
Assets - Amortized cost [member] | Fair Value Hierarchy 1 [member]
Assets - Amortized cost
Cash and cash equivalents		311,156	43,287
Assets - Amortized cost [member] | Fair Value Hierarchy 1 [member] | Vasta Platform (Successor)
Assets - Amortized cost
Cash and cash equivalents			43,287	102,231
Assets - Amortized cost [member] | Fair Value Hierarchy 2 [member]
Assets - Amortized cost
Trade receivables		492,234	388,847
Other receivables		124	1,735
Related parties - other receivables		R$ 2,070	39,946
Assets - Amortized cost [member] | Fair Value Hierarchy 2 [member] | Vasta Platform (Successor)
Assets - Amortized cost
Trade receivables			388,847	319,758
Other receivables			1,735	9,326
Related parties - other receivables			R$ 38,141

[1]	Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk.